Rights of Use Assets (Details 1) $ in Thousands	12 Months Ended
Jun. 30, 2020 ARS ($)
Statement Line Items [Line Items]
Total depreciation of rights of use	$ (40,176)
Convention center [Member]
Statement Line Items [Line Items]
Total depreciation of rights of use	(11,938)
Stadium DirecTV Arena [Member]
Statement Line Items [Line Items]
Total depreciation of rights of use	(19,065)
Machinery and equipment [Member]
Statement Line Items [Line Items]
Total depreciation of rights of use	(8,737)
Shopping malls [Member]
Statement Line Items [Line Items]
Total depreciation of rights of use	$ (436)